Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Short-term borrowings
(1)	Short-term borrowings as of December 31, 2020 and 2019 are as follows:

(In millions of won, and thousands of other currency)
	Lender	Annual interest rate (%)	December 31, 2020		December 31, 2019
Short-term borrowings	Citibank	2.45	￦	50,000	—
	KEB Hana Bank(*1)	FTP 1M + 1.51		27,000	—
	KEB Hana Bank(*2)	6M financial I (bank) + 1.59		5,000	—
	Shinhan Bank(*2)	6M financial I (bank) + 1.35		15,000	—
	Shinhan Bank(*2)	6M financial I (bank) + 1.60		—	15,000
	KEB Hana Bank(*3)	3M CD + 1.75		—	5,000
	Hana Financial Investment Co., Ltd.	4.50		4,642	—
	DB Financial Investment Co., Ltd.	4.50		2,785	—
	Shinhan Financial Investment Co., Ltd.	4.50		5,571	—
	Woori Bank	7.50		—	603 (VND 12,068,234)

			￦	109,998	20,603

(*1)	1M FTP rate is 1.14% as of December 31, 2020.

(*2)	6M financial I(bank) rate are 0.92% and 1.52% as of December 31, 2020 and 2019, respectively.

(*3)	3M CD rate is 1.53% as of December 31, 2019.

Long-term borrowings
(2)	Long-term borrowings as of December 31, 2020 and 2019 are as follows:

(In millions of won and thousands of other currencies)
Lender	Annual interest rate (%)	Maturity	December 31, 2020		December 31, 2019
Korea Development Bank(*1,2)	3M CD + 0.61	Dec. 20, 2021		12,250	24,500
Korea Development Bank(*1,3)	3M CD + 0.71	Dec. 21, 2022		25,000	37,500
Credit Agricole CIB(*1,4)	3M CD + 0.82	Dec. 14, 2023		37,500	50,000
Shinhan Bank and others(*5)	4.21	Sept. 30, 2023		—	1,750,000
KDB Capital and others(*5)	7.20	Sept. 30, 2023		—	150,000
Export Kreditnamnden(*6)	1.70	Apr. 29, 2022		18,726 (USD 17,211)	33,266 (USD 28,732)
Shinhan Bank and others	3.20	Oct. 5, 2025		1,950,000	—
UBS	0.00	Mar. 28, 2025		617 (CHF 500)	—
FAE	0.00	May. 7, 2025		617 (CHF 500)	—

				2,044,710	2,045,266
Less present value discount				(15,786)	(22,729)

				2,028,924	2,022,537
Less current installments				(49,663)	(50,388)

			￦	1,979,261	1,972,149

(*1)	3M CD rate are 0.66% and 1.53% as of December 31, 2020 and 2019, respectively.

(*2)	The long-term borrowings are to be repaid by installments on an annual basis from 2017 to 2021.

(*3)	The long-term borrowings are to be repaid by installments on an annual basis from 2018 to 2022.

(*4)	The long-term borrowings are to be repaid by installments on an annual basis from 2020 to 2023.

(*5)	The long-term borrowings were repaid before maturity during the year ended December 31, 2020.

(*6)	The long-term borrowings are to be repaid by installments on an annual basis from 2014 to 2022.

Debentures
(3)	Debentures as of December 31, 2020 and 2019 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2020		December 31, 2019
Unsecured corporate bonds	Operating fund	2021	4.22	￦	190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	3.30		140,000	140,000
Unsecured corporate bonds		2032	3.45		90,000	90,000
Unsecured corporate bonds	Operating fund	2023	3.03		230,000	230,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds		2024	3.64		150,000	150,000
Unsecured corporate bonds	Refinancing fund	2021	2.66		150,000	150,000
Unsecured corporate bonds		2024	2.82		190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.40		100,000	100,000
Unsecured corporate bonds		2025	2.49		150,000	150,000
Unsecured corporate bonds		2030	2.61		50,000	50,000
Unsecured corporate bonds	Operating fund	2025	2.66		70,000	70,000
Unsecured corporate bonds		2030	2.82		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.55		100,000	100,000
Unsecured corporate bonds		2035	2.75		70,000	70,000
Unsecured corporate bonds	Operating fund	2021	1.80		100,000	100,000
Unsecured corporate bonds		2026	2.08		90,000	90,000
Unsecured corporate bonds		2036	2.24		80,000	80,000
Unsecured corporate bonds		2021	1.71		50,000	50,000
Unsecured corporate bonds		2026	1.97		120,000	120,000
Unsecured corporate bonds		2031	2.17		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2020	1.93		—	60,000
Unsecured corporate bonds		2022	2.17		120,000	120,000
Unsecured corporate bonds		2027	2.55		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2020	2.39		—	100,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.63		80,000	80,000
Unsecured corporate bonds	Refinancing fund	2027	2.84		100,000	100,000
Unsecured corporate bonds		2021	2.57		110,000	110,000
Unsecured corporate bonds		2023	2.81		100,000	100,000
Unsecured corporate bonds		2028	3.00		200,000	200,000
Unsecured corporate bonds		2038	3.02		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2021	2.10		100,000	100,000
Unsecured corporate bonds		2023	2.33		150,000	150,000
Unsecured corporate bonds		2038	2.44		50,000	50,000
Unsecured corporate bonds	Operating fund	2022	2.03		180,000	180,000
Unsecured corporate bonds		2024	2.09		120,000	120,000
Unsecured corporate bonds		2029	2.19		50,000	50,000
Unsecured corporate bonds		2039	2.23		50,000	50,000
Unsecured corporate bonds	Operating and refinancing fund	2022	1.40		120,000	120,000
Unsecured corporate bonds		2024	1.49		60,000	60,000
Unsecured corporate bonds		2029	1.50		120,000	120,000
Unsecured corporate bonds		2039	1.52		50,000	50,000
Unsecured corporate bonds		2049	1.56		50,000	50,000
Unsecured corporate bonds	Operating fund	2022	1.69		230,000	230,000
Unsecured corporate bonds		2024	1.76		70,000	70,000
Unsecured corporate bonds		2029	1.79		40,000	40,000
Unsecured corporate bonds		2039	1.81		60,000	60,000
Unsecured corporate bonds	Operating and refinancing fund	2023	1.64		170,000	—
Unsecured corporate bonds	Operating fund	2025	1.75		130,000	—
Unsecured corporate bonds		2030	1.83		50,000	—
Unsecured corporate bonds		2040	1.87		70,000	—
Unsecured corporate bonds	Refinancing fund	2025	1.40		140,000	—
Unsecured corporate bonds		2030	1.59		40,000	—
Unsecured corporate bonds		2040	1.76		110,000	—
Unsecured corporate bonds(*1)	Operating fund	2020	2.49		—	160,000
Unsecured corporate bonds(*1)		2020	2.43		—	140,000
Unsecured corporate bonds(*1)		2020	2.18		—	130,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2021	1.77		120,000	120,000
Unsecured corporate bonds(*1)	Operating fund	2022	2.26		150,000	150,000
Unsecured corporate bonds(*1)	Refinancing fund	2020	2.34		—	30,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2022	2.70		140,000	140,000
Unsecured corporate bonds(*1)		2021	2.59		70,000	70,000
Unsecured corporate bonds(*1)		2023	2.93		80,000	80,000
Unsecured corporate bonds(*1)	Refinancing fund	2022	2.00		50,000	50,000
Unsecured corporate bonds(*1)		2024	2.09		160,000	160,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2022	1.71		80,000	80,000
Unsecured corporate bonds(*1)		2024	1.71		100,000	100,000
Unsecured corporate bonds(*1)		2026	1.86		50,000	50,000
Unsecured corporate bonds(*1)	Refinancing fund	2023	1.48		100,000	—
Unsecured corporate bonds(*1)	Operating and refinancing fund	2025	1.64		100,000	—
Unsecured corporate bonds(*1)	Refinancing fund	2025	1.41		160,000	—
Private placement corporate bonds(*2)	Operating fund	2023	—		6,292	6,292
Private placement corporate bonds(*2)	Operating fund	2023	—		6,222	6,222
Private placement corporate bonds(*2)	Operating fund	2023	—		6,168	—
Private placement corporate bonds(*2)	Operating fund	2023	—		6,100	—
Unsecured global bonds	Operating fund	2027	6.63		435,200 (USD 400,000)	463,120 (USD 400,000)
Unsecured global bonds		2023	3.75		544,000 (USD 500,000)	578,900 (USD 500,000)
Unsecured global bonds(*1)	Refinancing fund	2023	3.88		326,400 (USD 300,000)	347,340 (USD 300,000)
Floating rate notes(*3)	Operating fund	2020	3M LIBOR + 0.88		—	347,340 (USD 300,000)
Floating rate notes(*3)	Operating fund	2025	3M LIBOR + 0.91		326,400 (USD 300,000)	—

					8,606,782	8,249,214
Less discounts on bonds					(27,039)	(28,381)

					8,579,743	8,220,833
Less current installments of bonds					(889,574)	(966,939)

					7,690,169	7,253,894

(*1)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.

(*2)	Private placement corporate bonds were issued by SK Infosec Co., Ltd., a subsidiary of the Parent Company.

(*3)	3M LIBOR rates are 0.24% and 1.91% as of December 31, 2020 and 2019, respectively.